Related Party Transactions (Details) - USD ($)				1 Months Ended					3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	May 10, 2022	Jan. 13, 2021	Dec. 03, 2020	Apr. 30, 2021	Dec. 30, 2020	Dec. 23, 2020	Dec. 22, 2020	Aug. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Payment to sponsor													$ 25,000
Price per share paid (in Dollars per share)									$ 12.5					$ 12.5
Common stock par value (in Dollars per share)									$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Shares outstanding (in Shares)			4,887,500
Shares cancellation common stock subject to forfeiture (in Shares)																656,250
Sponsor transferred of founder shares (in Shares)														656,250
Fair value of founder shares transferees was determined				$ 157,140
Transferees was determined per share (in Dollars per share)				$ 5.82
Compensation expense											$ 157,140				$ 157,140	$ 157,140
Incurred administrative service fees										$ 60,000		$ 60,000		$ 120,000	120,000	249,479
Accrued of administrative service fees														10,000		10,000
Expenses incurred									$ 2,227		$ 1,664			5,132	$ 3,578
Due to related party									306					$ 306		44
Working capital fund	$ 1,500,000
Bear interest rate	10.00%
Unpaid interest balance (in Dollars per share)														$ 0.8
Contributed amount														$ 200,000
Convertible subordinated promissory note									$ 1,500,000					$ 1,500,000
Fair value of founder share transferees was determined						$ 424,440
Transferees was determined per share (in Dollars per share)				$ 5.82		$ 5.24
Compensation expense													$ 424,440
Note outstanding													$ 228,758			0
Acurred of administrative service fees																$ 10,044
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Payment to sponsor								$ 25,000
Price per share paid (in Dollars per share)								$ 0.007
Consideration shares (in Shares)								3,593,750
Common stock par value (in Dollars per share)								$ 0.0001
Share dividend (in Shares)			0.36				0.03
Aggregate shares (in Shares)							5,031,250
Shares subject to forfeiture (in Shares)							656,250
Aggregate share of common stock (in Shares)							1,006,250
Founder shares related, description														50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) 6 months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until 6 months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to its initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.		50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) 6 months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until 6 months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to its initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate share of common stock (in Shares)							875,000
Shares cancellation common stock subject to forfeiture (in Shares)					656,250
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor transferred of founder shares (in Shares)						81,000
Founder shares to each transferee (in Shares)						27,000
Sponsor subsequently transferred (in Shares)				27,000
Expenses related to IPO														$ 500,000		$ 500,000
Payment for office space														$ 20,000		$ 20,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Promissory note amount		$ 228,758